BlackRock Allocation Target Shares

BATS: Series C Portfolio

BATS: Series P Portfolio

BATS: Series S Portfolio

BlackRock Advantage Global Fund, Inc.

BlackRock Advantage SMID Cap Fund, Inc.

BlackRock Bond Fund, Inc.

BlackRock Total Return Fund

BlackRock Sustainable Total Return Fund

BlackRock Balanced Capital Fund, Inc.

BlackRock Capital Appreciation Fund, Inc.

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock FundsSM

BlackRock Advantage Emerging Markets Fund

BlackRock Sustainable Advantage Emerging Markets Equity Fund

BlackRock Sustainable Advantage International Equity Fund

BlackRock Sustainable Advantage Large Cap Core Fund

BlackRock Advantage International Fund

BlackRock Advantage Large Cap Growth Fund

BlackRock Advantage Small Cap Core Fund

BlackRock Advantage Small Cap Growth Fund

BlackRock China A Opportunities Fund

BlackRock Commodity Strategies Fund

BlackRock Defensive Advantage Emerging Markets Fund

BlackRock Defensive Advantage International Fund

BlackRock Defensive Advantage U.S. Fund

BlackRock Energy Opportunities Fund

BlackRock Exchange Portfolio

BlackRock Global Equity Absolute Return Fund

BlackRock Global Impact Fund

BlackRock Global Long/Short Equity Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock High Equity Income Fund

BlackRock Infrastructure Sustainable Opportunities Fund

BlackRock International Dividend Fund

BlackRock International Impact Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Real Estate Securities Fund

BlackRock Short Obligations Fund

BlackRock Tactical Opportunities Fund

BlackRock SMID-Cap Growth Equity Fund

BlackRock Technology Opportunities Fund

BlackRock Total Factor Fund

BlackRock U.S. Impact Fund

iShares Developed Real Estate Index Fund

iShares Russell Mid-Cap Index Fund

iShares Russell Small/Mid-Cap Index Fund

iShares Total U.S. Stock Market Index Fund

iShares U.S. Long Credit Bond Index Fund

iShares U.S. Intermediate Credit Bond Index Fund

iShares U.S. Long Government Bond Index Fund

iShares U.S. Intermediate Government Bond Index Fund

iShares U.S. Securitized Bond Index Fund

BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

BlackRock Dynamic High Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock Managed Income Fund

BlackRock Multi-Asset Income Portfolio

BlackRock Retirement Income 2030 Fund

BlackRock Retirement Income 2040 Fund

BlackRock Funds III

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

BlackRock LifePath® Dynamic 2065 Fund

BlackRock LifePath® ESG Index Retirement Fund

BlackRock LifePath® ESG Index 2025 Fund

BlackRock LifePath® ESG Index 2030 Fund

BlackRock LifePath® ESG Index 2035 Fund

BlackRock LifePath® ESG Index 2040 Fund

BlackRock LifePath® ESG Index 2045 Fund

BlackRock LifePath® ESG Index 2050 Fund

BlackRock LifePath® ESG Index 2055 Fund

BlackRock LifePath® ESG Index 2060 Fund

BlackRock LifePath® ESG Index 2065 Fund

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

BlackRock LifePath® Index 2065 Fund

iShares MSCI Total International Index Fund

iShares Russell 1000 Large-Cap Index Fund

iShares S&P 500 Index Fund

iShares U.S. Aggregate Bond Index Fund

BlackRock Funds IV

BlackRock Global Long/Short Credit Fund

BlackRock Sustainable Advantage CoreAlpha Bond Fund

BlackRock Systematic Multi-Strategy Fund

BlackRock Funds V

BlackRock Core Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Income Fund

BlackRock Inflation Protected Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock Sustainable Emerging Markets Bond Fund

BlackRock Sustainable Emerging Markets Flexible Bond Fund

BlackRock Sustainable High Yield Bond Fund

BlackRock Sustainable Low Duration Bond Fund

BlackRock U.S. Government Bond Portfolio

BlackRock Funds VI

BlackRock Advantage CoreAlpha Bond Fund

BlackRock Funds VII, Inc.

BlackRock Sustainable Emerging Markets Equity Fund

BlackRock Sustainable International Equity Fund

BlackRock Sustainable U.S. Growth Equity Fund

BlackRock Sustainable U.S. Value Equity Fund

BlackRock Global Allocation Fund, Inc.

BlackRock Index Funds, Inc.

iShares MSCI EAFE International Index Fund

iShares Russell 2000 Small-Cap Index Fund

BlackRock Large Cap Focus Growth Fund, Inc.

BlackRock Large Cap Focus Value Fund, Inc.

BlackRock Large Cap Series Funds, Inc.

BlackRock Advantage Large Cap Core Fund

BlackRock Advantage Large Cap Value Fund

BlackRock Event Driven Equity Fund

BlackRock Latin America Fund, Inc.

BlackRock Mid-Cap Value Series, Inc.

BlackRock Mid-Cap Value Fund

BlackRock Natural Resources Trust

BlackRock Series Fund, Inc.

BlackRock Advantage Large Cap Core Portfolio

BlackRock Balanced Capital Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Global Allocation Portfolio

BlackRock Series Fund II, Inc.

BlackRock High Yield Portfolio

BlackRock U.S. Government Bond Portfolio

BlackRock Strategic Global Bond Fund, Inc.

BlackRock Series, Inc.

BlackRock International Fund

BlackRock Variable Series Funds, Inc.

BlackRock 60/40 Target Allocation ETF V.I. Fund

BlackRock Advantage Large Cap Core V.I. Fund

BlackRock Advantage Large Cap Value V.I. Fund

BlackRock Advantage SMID Cap V.I. Fund

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock International Index V.I. Fund

BlackRock International V.I. Fund

BlackRock Large Cap Focus Growth V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Small Cap Index V.I. Fund

BlackRock Variable Series Funds II, Inc.

BlackRock High Yield V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

Managed Account Series

BlackRock GA Disciplined Volatility Equity Fund

BlackRock GA Dynamic Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 1, 2022

to the Statement of Additional Information of each Fund (each, an “SAI”), as supplemented to date

Effective immediately, the following change is made to each Fund’s SAI:

The section entitled “Investment Risks and Considerations—Investment in Emerging Markets—Risks of Investments in Russia” in Part II of each Fund’s SAI is deleted in its entirety and replaced with the following:

Risks of Investments in Russia. A Fund may invest a portion of its assets in securities issued by companies located in Russia. The Russian securities market suffers from a variety of problems described above in “Investment in Emerging Markets” not encountered in more developed markets. The Russian securities market is relatively new, and a substantial portion of securities transactions are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets.

Because of the recent formation of the Russian securities markets, the underdeveloped state of Russia’s banking and telecommunication system and the legal and regulatory framework in Russia, settlement, clearing and registration of securities transactions are subject to additional risks. Prior to 2013, there was no central registration system for equity share registration in Russia and registration was carried out either by the issuers themselves or by registrars located throughout Russia. These registrars may not have been subject to effective state supervision or licensed with any governmental entity. In 2013, Russia established the National Settlement Depository (“NSD”) as a recognized central securities depository, and title to Russian equities is now based on the records of the NSD and not on the records of the local registrars. The implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities; however, loss may still occur. Additionally, issuers and registrars remain prominent in the validation and approval of documentation requirements for corporate action processing in Russia, and there remain inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that a Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss.

In addition, Russia also may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the summer of 2008 and the Ukraine in 2014 and 2022. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or

Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Russian government or Russian companies, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.

Governments in the United States and many other countries (collectively, the “Sanctioning Bodies”) have imposed economic sanctions, which can consist of prohibiting certain securities trades, certain private transactions in the energy sector, asset freezes and prohibition of all business, against certain Russian individuals, including politicians, and Russian corporate and banking entities. The Sanctioning Bodies, or others, could also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a Fund to buy, sell, receive or deliver those securities and/or assets. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

Shareholders should retain this Supplement for future reference.

SAI-GLOBAL-0222SUP

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